ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES [Abstract]
Allowance of doubtful receivables, advance to suppliers and prepayment for purchases of property, plant and equipment	$ 117,520	$ 5,710,167	$ 3,658,491